PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT:
PROPERTY, PLANT AND EQUIPMENT
NOTE 3 - PROPERTY, PLANT AND EQUIPMENT

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2016	2015
	U.S. dollars in thousands
Manufacturing equipment	$24,647	$23,613
Buildings	10,754	10,605
Laboratory equipment	3,853	3,613
Land*	951	951
Furniture, office equipment and computers	2,291	1,837
Leasehold improvements	161	161
Vehicles	16	16
	42,673	40,796
Less: accumulated depreciation and amortization	13,665	11,088
	$29,008	$29,708

*    Land includes long-term leasehold rights in Israel with useful lives of 98 years.

Depreciation and amortization expense totaled $2,577,000, $2,215,000 and $1,941,000 for the years ended December 31, 2016, 2015 and 2014, respectively.